Investment Properties - Summary of Changes in Investment Property (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about investment property [line items]
Beginning balance	$ 89,610,895
Ending balance	96,955,060	$ 89,610,895
Leased properties [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	2,857,936
Ending balance	3,382,260	2,857,936
Other investment properties [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	86,752,959
Ending balance	93,572,800	86,752,959
Cost [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	95,156,388	87,787,477
Increases	11,706,150	8,536,682
Decrease	1,583,703	1,165,050
Transfers	201,111	(1)
Exchange differences	625	(2,720)
Ending balance		95,156,388
Cost [member] | Leased properties [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	$ 3,538,137	$ 3,538,139
Total life estimated in years	5 years	5 years
Transfers	$ 755,419	$ (2)
Ending balance		3,538,137
Cost [member] | Other investment properties [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	$ 91,618,251	$ 84,249,338
Total life estimated in years	50 years	50 years
Increases	$ 11,706,150	$ 8,536,682
Decrease	1,583,703	1,165,050
Transfers	(554,308)	1
Exchange differences	625	(2,720)
Ending balance		91,618,251
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	5,545,493	4,669,966
Decrease	1,568,830	1,189,894
Depreciation for the fiscal year	4,549,032	2,055,178
Transfers	(184)	10,243
Ending balance	8,525,511	5,545,493
Accumulated depreciation and amortisation [member] | Leased properties [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	680,201	611,321
Depreciation for the fiscal year	76,949	68,880
Transfers	154,146
Ending balance	911,296	680,201
Accumulated depreciation and amortisation [member] | Other investment properties [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	4,865,292	4,058,645
Decrease	1,568,830	1,189,894
Depreciation for the fiscal year	4,472,083	1,986,298
Transfers	(154,330)	10,243
Ending balance	$ 7,614,215	$ 4,865,292